Other Non-Current Assets - Long-term deposit accounts (Details) € in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) item	Jan. 06, 2021 EUR (€) item	Feb. 01, 2019 EUR (€) item
Other Non Current Assets
Decrease in long-term deposit accounts		€ (1,000)
Number of pledges over cash | item			2
Cash pledged as security			€ 1,700
Pledge over cash, Abbott agreement
Other Non Current Assets
Number of pledges over cash | item	2				1
Cash pledged as security					€ 700
Amount of pledge as a percentage of sum not covered by the indemnity to be received					50.00%
Pledge over cash, tax authorities
Other Non Current Assets
Number of pledges over cash | item				1
Pledge over cash, tax authorities, fiscal year 2016
Other Non Current Assets
Decrease in financial assets pledged as collateral through release	€ 1,000
Pledge over cash, tax authorities, fiscal year 2017
Other Non Current Assets
Decrease in financial assets pledged as collateral through release	€ 700
Tax disputes with French tax authorities | Pledge over cash, tax authorities
Other Non Current Assets
Cash pledged as security				€ 1
Crdit Agricole bank [Member] | If dispute remains unresolved
Other Non Current Assets
Cash pledged as security				€ 1,700